Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 183,097	$ 304,955
TOTAL ASSETS	183,097	304,955
CURRENT LIABILITIES
Other payable	1,169,513	935,038
Accrued liabilities	15,915	28,830
Due to related parties	59,750	59,750
Payable to TV station	1,207,773	1,281,133
TOTAL LIABILITIES	2,452,951	2,304,751
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2015 and 2014; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2015, and 83,158,778 shares issued at December 31, 2014)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(30,497,901)	(30,155,935)
Accumulated other comprehensive income	1,012,914	941,006
Total shareholders' equity	(3,349,417)	(3,079,359)
Non-controlling interest	1,079,563	1,079,563
Total equity	(2,269,854)	(1,999,796)
TOTAL LIABILITIES AND EQUITY	$ 183,097	$ 304,955